General Information about the Company	12 Months Ended
Dec. 31, 2024
General information about the company [Abstract]
General information about the Company	1. General Information about the Company
argenx SE is a Dutch European public company with limited liability incorporated under the laws of the NetherlandsThe
Netherlands. The company (COC 24435214) has its official seat in Amsterdam, the Netherlands, and its registered office is at Laarderhoogtweg 25, 1101 EB Amsterdam, the Netherlands. An overview of the company and its subsidiaries (the
Company) are described in ‘‘Note 30 — Overview of Consolidation Scope’’.
argenx SE is a publicly traded company with ordinary shares listed on Euronext Brussels under the symbol “ARGX”
since July 2014 and with American Depositary Shares listed on Nasdaq under the symbol “ARGX” since May 2017.